Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision (benefit) for federal, and state and local income taxes in the consolidated statements of operations consists of the following:

	Successor	Successor	Predecessor
	Year Ended December 31, 2012	Period September 29, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011
Current:
Federal	$109,000	$-	$-
State and local	53,000	-	175,000
Total current	162,000	-	175,000

Deferred:
Federal	(754,000)	(178,000)	-
State and local	(174,000)	(12,000)	-
Total deferred	(928,000)	(190,000)	-
Total provision (benefit)	$(766,000)	$(190,000)	$175,000

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The reconciliation of income tax computed at the Federal and state statutory rate to the Company’s loss before taxes are as follows:

	Successor	Successor	Predecessor
	Year Ended December 31, 2012	Period September 28, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011
U.S. statutory federal rate	34.0%	34.0%	-%
State and local, net of federal tax	6.3%	2.5%	4.0%
Gain on reduction of contingent obligation	(72.5)%	-%	-%
Deferred tax adjustment	6.7%	(18.6)%	-%
Other permanent differences	3.6%	-%	0.5%
Income tax provision (benefit)	(21.9)%	17.9%	4.5%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of net deferred tax liabilities of the Company consist of the following:

	December 31, 2012	December 31, 2011
Deferred tax assets
Federal state and local net operating loss carryforwards	$-	$337,000
Property and equipment	34,000	-
Stock based compensation	1,439,000	149,000
Accrued compensation and other accrued expenses	91,000	19,000
Allowance for doubtful accounts	10,000	-
Royalty advances	222,000	-
Total deferred tax assets	$1,796,000	$505,000

Deferred tax liability
Property and equipment	$-	$(15,000)
Basis difference arising from discounted note payable	(602,000)	(644,000)
Basis difference arising from intangible assets of acquisition	(11,371,000)	(10,951,000)
Total deferred tax liabilities	(11,973,000)	(11,610,000)
Net deferred tax liabilities	$(10,177,000)	$(11,105,000)